Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 29, 2026		Dec. 28, 2025		Dec. 29, 2024
Current assets:
Cash and cash equivalents	$ 9,488		$ 9,617		$ 13,378
Trade accounts receivable, net of allowance for credit losses	80,585		81,946
Inventories	4,098		4,375		22,110
Prepaid expenses and other current assets	27,852		16,913		8,206
Contract assets, current portion			14,122		26,066
Total current assets	122,023		112,851		95,602
Restricted cash	1,134		3,841		3,841
Property and equipment, net	4,557		4,890		5,493
Operating lease right-of-use assets	5,325		4,552		3,041
Intangible assets, net	51,816		50,814		17,385
Goodwill	75,607		62,630		18,476
Other noncurrent assets	1,624		1,609		628
Total assets	262,086		241,187		144,466
Current liabilities:
Accounts payable	28,348		26,240		7,980
Accrued expenses and other current liabilities	70,006	[1]	56,977	[1],[2]	56,081	[2]
Current portion of long-term notes payable	2,786		2,786
Deferred consideration, current	17,102		16,879
Contract liabilities	12,634		20,336		10,003
Forward purchase agreement liabilities with related parties					1,274
Forward purchase agreement liabilities	5,107		3,965		2,220
Total current liabilities	171,798		154,638		79,442
Warranty provision, noncurrent	3,059		3,059		3,437
Warrant liability	3,746		4,361		1,561
Contract liabilities, noncurrent	794		794		918
Notes payable and derivative liabilities, net of current	99,860		120,159		92,638
Deferred income taxes	1,693		1,300
Deferred consideration, noncurrent	3,165
Deferred consideration, noncurrent with related party			5,420
Other long-term liabilities	7,503		6,470		10,816
Total liabilities	323,539		331,331		242,005
Commitments and contingencies (Note 11)
Stockholders’ (deficit):
Common stock value	16		16		14
Additional paid-in capital	389,849		366,408		313,661
Accumulated other comprehensive income	165		165		165
Accumulated deficit	(451,483)		(456,733)		(411,379)
Total stockholders’ (deficit)	(61,453)		(90,144)		(97,539)
Total liabilities and stockholders’ (deficit)	262,086		241,187		144,466
Previously Reported
Current assets:
Trade accounts receivable, net of allowance for credit losses			67,824		25,842
Current liabilities:
Deferred consideration, current			5,420
Deferred consideration, current with related party			16,879
Related Party
Current liabilities:
Short-term debt with related parties	21,500		21,500		1,500
Deferred consideration, current with related party			5,420
SAFE Agreement with related party	579		535		384
Notes payable and derivative liabilities with related parties, net of current	31,921		35,130		$ 53,193
Deferred consideration, noncurrent with related party			5,420
Third Parties
Current liabilities:
Short-term debt with third parties	$ 13,736

[1]

Includes accrued interest due to related parties of $2.2 million and $2.6 million as of March 29, 2026, and December 28, 2025, respectively.

Includes investor financing deposit with related party of $5.4 million and $2.0 million as of March 29, 2026, and December 28, 2025, respectively.

[2]	Includes accrued interest due to related parties of $2.6 million and $2.5 million as of December 28, 2025 and December 29, 2024, respectively, and includes investor financing deposit with related party of $2.0 million as of December 28, 2025.